Contract Liabilities	12 Months Ended
Jun. 30, 2022
Contract Liabilities [Abstract]
Contract Liabilities

Note 20 Contract Liabilities

	June 30,
	2022	2021

Current - contract liabilities - hardware sales contracts	$3,938	$310,102
Non-current - Other liabilities	4,352,412	-
	$4,356,350	$310,102

During the financial year the Group received grant funds of USD$3,000,000 from the Department of Economic and Community Development in the State of Tennessee, USA. The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee. The grant becomes fully earned once 90% of the performance target is achieved, and is repayable in full if a minimum of 50% of the jobs are not filled. The grant is proportionately repayable between 50% and 90%. Accordingly, as at June 30, 2022 the full amount of the grant has been deferred and classified as contract liabilities and will be recognized in income on a proportionate basis once the minimum 50% target is reached.